Segment Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information [Line Items]
Reportable segment percentage	42.50%
Total income rate	8.00%
Non-current assets, percentage	0.00%	0.00%	0.00%
Beauty and Personal Care [Member]
Segment Information [Line Items]
Reportable segment percentage	57.50%